Business Combination (Details) - USD ($)	2 Months Ended
	Aug. 01, 2022	Sep. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 6,562,028	$ 0
SFD and WCCC [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions	$ 4,287,655
Business Combination, Consideration Transferred, Liabilities Incurred	28,664,284
Business Combination, Consideration Transferred	32,951,939
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	6,573,359
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	4,464,217
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	546,834
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	25,195,644
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	36,780,054
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(7,054,734)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities	(3,335,409)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	(10,390,143)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	26,389,911
Goodwill	$ 6,562,028